Other financial liabilities (Details 5) - CLP ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		$ 379,666,981	$ 251,003,705
Financial libilities measured at amortized cost [member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	284,603,589	202,336,527
Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		27,867,180	34,137,657
Financial leases obligations [Member] | Financial libilities measured at amortized cost [member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	[1]	17,912,134	17,814,875
Financial leases obligations [Member] | Interest
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		9,955,046
0 to 3 months
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		6,763,027	6,641,365
0 to 3 months | Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		241,724	354,543
0 to 3 months | Financial leases obligations [Member] | Financial libilities measured at amortized cost [member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		90,516
0 to 3 months | Financial leases obligations [Member] | Interest
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		151,208
3 months to 1 year
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		57,566,454	41,657,866
3 months to 1 year | Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		725,183	1,034,396
3 months to 1 year | Financial leases obligations [Member] | Financial libilities measured at amortized cost [member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		275,456
3 months to 1 year | Financial leases obligations [Member] | Interest
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		449,727
Over 1 year to 3 years
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		41,383,084	44,489,388
Over 1 year to 3 years | Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		1,911,683	2,552,580
Over 1 year to 3 years | Financial leases obligations [Member] | Financial libilities measured at amortized cost [member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		749,483
Over 1 year to 3 years | Financial leases obligations [Member] | Interest
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		1,162,200
Over 3 years to 5 years
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		79,802,868	82,255,093
Over 3 years to 5 years | Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		1,909,956	2,551,761
Over 3 years to 5 years | Financial leases obligations [Member] | Financial libilities measured at amortized cost [member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		801,372
Over 3 years to 5 years | Financial leases obligations [Member] | Interest
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		1,108,584
Over 5 years
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		194,151,548	75,959,993
Over 5 years | Financial leases obligations [Member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		23,078,634	$ 27,644,377
Over 5 years | Financial leases obligations [Member] | Financial libilities measured at amortized cost [member]
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		15,995,307
Over 5 years | Financial leases obligations [Member] | Interest
Disclosure of other financial liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows		$ 7,083,327

[1]	View current and non-current book value in Note 7 – Financial Instruments.